Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Net Earnings (Loss)	$ (194)	$ 187	$ (2,226)	$ 2,081
Basic – Weighted Average Number of Shares	1,228.9	1,228.8	1,228.9	1,228.8
Dilutive Effect of Cenovus NSRs		0.6		0.5
Diluted – Weighted Average Number of Shares	1,228.9	1,229.4	1,228.9	1,229.3
Net Earnings (Loss) Per Share - Basic and Diluted	$ (0.16)	$ 0.15	$ (1.81)	$ 1.69